FIRST INVESTORS SPECIAL BOND FUND, INC.
95 Wall Street
New York, New York 10005
212-858-8000

May 1, 2003



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   First Investors Special Bond Fund, Inc.
      File Nos. 002-66294 and 811-02981
      ---------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 23 ("PEA No. 23") to its Registration Statement on Form N-1A. PEA No. 23 was electronically filed under Rule 485(b) on April 30, 2003.

If you have any questions or comments concerning the filing, please contact me at 212-858-8058.

Very truly yours,

/s/ Russell W. Shepherd, Jr.

Russell W. Shepherd, Jr.
Assistant Counsel